Operations - Assets Held for Sale and Discontinued operations - Disclosure of profit and loss (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue from services rendered	R$ 1,260,587	R$ 1,345,849	R$ 1,380,031
Cost of services	(979,183)	(942,255)	(1,003,748)
Gross profit	281,404	403,594	376,283
Operating income (expenses)
General and administrative expenses	(327,286)	(256,532)	(231,050)
Selling expenses, net	5,324	(6,641)	10,495
Share of (loss) profit of an associate	(3,339)	(1,020)	10,152
Other operating expenses, net	(576,506)	(31,125)	(80,551)
Operating expenses	(901,807)	(295,318)	(290,954)
Profit before finance income and expenses	(620,403)	108,276	85,329
Finance costs, net	(251,693)	(532,175)	(397,133)
Finance income	116,313	108,281	51,663
Loss before income and social contribution taxes	(755,783)	(315,618)	(260,141)
(-) Current income and social contribution taxes	(41,623)	(17,543)	(54,337)
(-) Deferred income and social contribution taxes	76,488	371,084	(49,755)
Profit for the year from continuing operations	(720,918)	37,923	(364,233)
Discontinued operations
Profit after income and social contribution tax from discontinued operations	30,454	14,342	3,288
Profit for the year	(690,464)	52,265	(360,945)
Restated balance January 1st, 2018 [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue from services rendered	1,260,587
Cost of services	(979,183)
Gross profit	281,404
Operating income (expenses)
General and administrative expenses	(327,286)
Selling expenses, net	5,324
Share of (loss) profit of an associate	(3,339)
Other operating expenses, net	(540,647)
Operating expenses	(865,948)
Profit before finance income and expenses	(584,544)
Finance costs, net	(251,693)
Finance income	116,313
Loss before income and social contribution taxes	(719,924)
(-) Current income and social contribution taxes	(41,623)
(-) Deferred income and social contribution taxes	76,488
Profit for the year from continuing operations	(685,059)
Discontinued operations
Profit after income and social contribution tax from discontinued operations	(5,405)
Profit for the year	R$ (690,464)
Discontinued operations [member] | Previously Reported [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue from services rendered		1,365,347	1,393,033
Cost of services		(953,760)	(1,012,336)
Gross profit		411,587	380,697
Operating income (expenses)
General and administrative expenses		(258,114)	(231,932)
Selling expenses, net		(6,641)	10,495
Share of (loss) profit of an associate		(1,020)	10,152
Other operating expenses, net		(29,859)	(77,938)
Operating expenses		(295,634)	(289,223)
Profit before finance income and expenses		115,953	91,474
Finance costs, net		(534,273)	(400,892)
Finance income		109,731	53,622
Loss before income and social contribution taxes		(308,589)	(255,796)
(-) Current income and social contribution taxes		(18,263)	(55,435)
(-) Deferred income and social contribution taxes		371,084	(49,755)
Profit for the year from continuing operations		44,232	(360,986)
Discontinued operations
Profit after income and social contribution tax from discontinued operations		8,033	41
Profit for the year		52,265	(360,945)
Discontinued operations [member] | Adjustment [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue from services rendered		(19,498)	(13,002)
Cost of services		11,505	8,588
Gross profit		(7,993)	(4,414)
Operating income (expenses)
General and administrative expenses		1,582	882
Other operating expenses, net		(1,266)	(2,613)
Operating expenses		316	(1,731)
Profit before finance income and expenses		(7,677)	(6,145)
Finance costs, net		2,098	3,759
Finance income		(1,450)	(1,959)
Loss before income and social contribution taxes		(7,029)	(4,345)
(-) Current income and social contribution taxes		720	1,098
Profit for the year from continuing operations		(6,309)	(3,247)
Discontinued operations
Profit after income and social contribution tax from discontinued operations		6,309	3,247
Profit for the year			(360,945)
Discontinued operations [member] | Restated balance January 1st, 2018 [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue from services rendered		1,345,849	1,380,031
Cost of services		(942,255)	(1,003,748)
Gross profit		403,594	376,283
Operating income (expenses)
General and administrative expenses		(256,532)	(231,050)
Selling expenses, net		(6,641)	10,495
Share of (loss) profit of an associate		(1,020)	10,152
Other operating expenses, net		(31,125)	(80,551)
Operating expenses		(295,318)	(290,954)
Profit before finance income and expenses		108,276	85,329
Finance costs, net		(532,175)	(397,133)
Finance income		108,281	51,663
Loss before income and social contribution taxes		(315,618)	(260,141)
(-) Current income and social contribution taxes		(17,543)	(54,337)
(-) Deferred income and social contribution taxes		371,084	(49,755)
Profit for the year from continuing operations		37,923	(364,233)
Discontinued operations
Profit after income and social contribution tax from discontinued operations		14,342	3,288
Profit for the year		R$ 52,265	R$ (360,945)